UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
 THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
 August 1, 2015 to August 31, 2015

Commission File Number of issuing entity: 333-182371-02

BMW VEHICLE OWNER TRUST 2014-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-182371

BMW FS SECURITIES LLC
(Exact name of depositor as specified in its charter)

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	47-2060311 22-2013053 (I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, New Jersey (Address of principal executive offices of issuing entity)	07677 (Zip Code)

201-307-4000
 (Telephone number including area code)

Not Applicable
 (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Fixed Rate Class A-1 Notes	☐	☐	☑
Fixed Rate Class A-2 Notes	☐	☐	☑
Fixed Rate Class A-3 Notes	☐	☐	☑
Fixed Rate Class A-4 Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑                     No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibit 99.1.
There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Owner Trust 2014-A for the distribution period commencing on August 1, 2015 and ending on August 31, 2015.  BMW Financial Services NA, LLC (CIK # 0001541188), as securitizer, most recently filed a Form ABS-15G on February 10, 2015 with respect to all asset-backed securities sponsored by it, including those securities issued by BMW Vehicle Owner Trust 2014-A.
PART II — OTHER INFORMATION
Item 2. Legal Proceedings.
No updates to report.
Item 3. Sales of Securities and Use of Proceeds.
None.
Item 4. Defaults Upon Senior Securities.
None.
Item 5. Submission of Matters to a Vote of Security Holders.
None.
Item 6. Significant Obligors of Pool Assets.
No updates to report.
Item 7. Significant Enhancement Provider Information.
None.
Item 8. Other Information.
None.
Item 9. Exhibits.
(a)	The following is a list of documents filed as part of this Report on Form 10-D: Exhibit 99.1 Statement relating to the September 25, 2015 distribution.
(b)	The exhibit required to be filed by the registrant pursuant to Item 601 of Regulation S-K is listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated:  September 30, 2015
BMW VEHICLE OWNER TRUST 2014-A
(Issuing Entity)

By:	BMW Financial Services NA, LLC, solely as servicer

By: /s/ Ritu Chandy Name: Ritu Chandy
Title: Vice President – Finance & CFO

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement relating to the September 25, 2015 distribution.